Accounts Receivable, Net	12 Months Ended
Dec. 31, 2016
Accounts Receivable Net [Abstract]
Accounts Receivable, Net
NOTE 4 - ACCOUNTS RECEIVABLE, NET
Accounts receivable consist of the following:

	December 31, 2016	December 31, 2015
Accounts receivable	$ 10,022	$ 3,999
Less: Provision for doubtful receivables	—	—

Accounts receivable, net	$ 10,022	$ 3,999

Charges to provisions for doubtful accounts are summarized as follows:

Allowance for doubtful receivables	Balance at beginning of period	Charges to costs and expenses	Amount utilized	Balance at end of period
Year ended December 31, 2016	$ —	$ —	$ —	$ —
Year ended December 31, 2015	$ (49)	$ —	$ 49	$ —
Year ended December 31, 2014	$ (613)	$ —	$ 564	$ (49)